Events after the reporting period	12 Months Ended
Dec. 31, 2019
Events after the reporting period
Events after the reporting period

33   Events after the reporting period

Dividends distribution

On February 13, 2020, the Company's Board of Directors approved, subject to ratification by the Company's shareholders at the 2021 annual shareholders' meeting in accordance with Luxembourg laws, a cash dividend distribution to the Company's shareholders of record on March 16, 2020 of approximately USD 50,000 to be paid on March 30, 2020.

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